EXIT AND DISPOSAL ACTIVITIES	12 Months Ended
Dec. 31, 2021
EXIT AND DISPOSAL ACTIVITIES
EXIT AND DISPOSAL ACTIVITIES

3. EXIT AND DISPOSAL ACTIVITIES

In 2018, the Company decided to discontinue the operation in Chongqing Daqo, including wafer manufacturing, and presented it as discontinued operation. The discontinued operation was completely terminated as of the end of 2020. Therefore, it has no impact on the consolidated financial statements for the year ended December 31, 2021.